Long-Term Debt, Loan dated November 28, 2016 (Details) $ in Thousands			12 Months Ended
	Dec. 13, 2016 USD ($)	Nov. 28, 2016 USD ($) Installment Payment Vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Secured Credit Facilities [Abstract]
Proceeds from drawdown			$ 34,500	$ 32,000	$ 179,047
Loan Agreement dated November 28, 2016 [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity		$ 32,000
Number of vessels to be acquired | Vessel		2
Interest rate		11.00%
Number of consecutive payment installments | Installment		4
Frequency of periodic payment			Quarterly
Installment payment		$ 900
Balloon payment		$ 28,400
Maturity date			Dec. 13, 2019
Term of additional extension			2 years
Extension fee percentage		1.75%
Restricted deposits		$ 1,500
Number of interest payments covered by restricted deposits of prepaid interest | Payment		8
Proceeds from drawdown	$ 32,000